Schedule of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Interest expense	$ (12)	$ (2)
Contract asset interest expense	(358)	(358)
Interest expense, net	(195)	(344)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest income	165
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest income	$ 10	$ 16